Schedule H - Line 4(i) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
		(c)
	(b)	Description of Investment, Including		(e)
	Identity of Issuer, Borrower,	Maturity Date, Rate of Interest,	(d)	Current
(a)	Lessor or Similar Party	Collateral, Par or Maturity Value	Cost	Value

*	The Vanguard Group, Inc.	Registered Investment Company	**	$13,535,483
		Vanguard Institutional Index Fund
		Institutional Shares

*	Westamerica Bancorporation	Common Stock Fund	**	13,535,278

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard U.S. Growth Fund Admiral Shares	**	6,976,822

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2025 Fund	**	4,789,261

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		Income Fund	**	3,940,742

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Cash Reserves
		Federal Money Market Fund Admiral Shares	**	3,538,797

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2035 Fund	**	2,997,614

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2030 Fund	**	2,439,479

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Total Bond Market Index Fund
		Admiral Shares	**	2,244,779

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2045 Fund	**	2,005,409

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Extended Market Index Fund
		Admiral Shares	**	1,773,859

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Windsor II Fund Admiral Shares	**	1,692,984
		(c)
	(b)	Description of Investment, Including		(e)
	Identity of Issuer, Borrower,	Maturity Date, Rate of Interest,	(d)	Current
(a)	Lessor or Similar Party	Collateral, Par or Maturity Value	Cost	Value

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Total International Stock Index Fund
		Admiral Shares	**	1,547,474

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2060 Fund	**	895,565

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2050 Fund	**	891,875

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2020 Fund	**	691,680

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2040 Fund	**	653,957

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2055 Fund	**	589,797

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Short-Term Bond Index Fund
		Admiral Shares	**	536,756

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Explorer Fund Admiral Shares	**	288,160

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2065 Fund	**	233,630

*	The Vanguard Group, Inc.	Registered Investment Company
		Vanguard Target Retirement
		2070 Fund	**	28,013
(c)
	(b)	Description of Investment, Including		(e)
	Identity of Issuer, Borrower,	Maturity Date, Rate of Interest,	(d)	Current
(a)	Lessor or Similar Party	Collateral, Par or Maturity Value	Cost	Value

*	Notes Receivable from	Interest rate 4.25% - 9.75%, maturing at
	Plan Participants	various dates through December 30, 2030	**	628,711

$66,456,125